U.S.BANCORP FUND SERVICES LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202

February 23, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:            LKCM Funds
File Nos. 811-8352 and 33-75116

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 20 to the Trust’s Registration Statement for the purpose of making new disclosures required under SEC Release No. 33-8408. Pursuant to Rule 485(a)(1), the Trust anticipates that this filing will be effective 60 days after this filing is accepted by the Commission.

Please note that the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement. The purpose of that filing will be to incorporate any comments made by the Commission on the 485(a) filing and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5344.

Sincerely,

/s/ Chad Fickett

Chad Fickett
For U.S. Bancorp Fund Services, LLC